Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2),(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($),(4)	Net Loss ($)
2024	2,364,766	2,781,839	1,010,700	1,150,583	14.75	(79,397,000)
2023	1,875,055	1,965,832	651,866	575,483	10.10	(180,417,941)
2022	3,717,913	(16,575,910)	1,793,824	(2,398,126)	27.78	(277,704,361)

Named Executive Officers, Footnote	Mr. Kohn was the PEO for all years shown.The Non-PEO NEOs were comprised of: for 2024, Messrs. Crossman and Riley, for 2023, Messrs. Crossman, Riley, Lance Barton and Florus Beuting and Ms. Ashley Kechter; for 2022, Messrs. Barton, Riley and Beuting and Ms. Kechter.
PEO Total Compensation Amount	$ 2,364,766	$ 1,875,055	$ 3,717,913
PEO Actually Paid Compensation Amount	$ 2,781,839	1,965,832	(16,575,910)
Adjustment To PEO Compensation, Footnote	SEC rules require that certain adjustments be made to the totals set forth in the Summary Compensation Table included in this Proxy Statement (the “Summary Compensation Table”) in order to determine “compensation actually paid” for purposes of this Pay Versus Performance Disclosure. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules for purposes of this Pay Versus Performance Disclosure. In general, “compensation actually paid” is calculated as total compensation set forth in the Summary Compensation Table, as adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). None of the NEOs participate in a defined benefit plan, so the following table does not include an adjustment for pension benefits. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to “Compensation actually paid” for purposes of the Pay Versus Performance Disclosure.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Neither the PEO nor the Non-PEO NEOs are accruing benefits under a pension plan for services rendered in the covered years, and therefore no additions are required for pension plan service cost in determining Compensation Actually Paid.
The following table reconciles Summary Compensation Table total to Compensation Actually Paid with respect to our PEO for the periods indicated:

Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Equity Compensation ($)	All Other Compensation ($)	Summary Compensation Table Total ($)	Equity Deductions from Summary Compensation Table Total ($) (1)	Additions (Deductions) to Compensation Table Total ($) (2)	Compensation Actually Paid ($)
2024	852,838	850,000	652,174	9,754	2,364,766	(652,174)	1,069,247	2,781,839
2023	852,238	—	1,013,063	9,754	1,875,055	(1,013,063)	1,103,840	1,965,832
2022	851,710	—	1,785,649	1,080,554	3,717,913	(1,785,649)	(18,508,174)	(16,575,910)
______________
(1)    Represents the grant date fair value of equity-based awards granted.
(2)    Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The equity component of compensation actually paid is further detailed in the supplemental table below.
The following table includes supplemental data for the additions and deductions resulting in the equity component of PEO Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards Unvested and Outstanding at Fiscal Year End ($)	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested and Outstanding at Fiscal Year End ($)	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Additions of Fair Value as of the Vesting Date for Awards that are Granted and Vested in the Fiscal Year ($)	(Deductions) for Forfeited Prior Years’ Awards	Equity Value Included in Compensation Actually Paid ($)
2024	783,392	457,521	(171,666)	—	—	1,069,247
2023	1,657,748	(291,172)	(262,736)	—	—	1,103,840
2022	499,546	(12,135,455)	(6,872,265)	—	—	(18,508,174)

Non-PEO NEO Average Total Compensation Amount	$ 1,010,700	651,866	1,793,824
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,150,583	575,483	(2,398,126)
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require that certain adjustments be made to the totals set forth in the Summary Compensation Table included in this Proxy Statement (the “Summary Compensation Table”) in order to determine “compensation actually paid” for purposes of this Pay Versus Performance Disclosure. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules for purposes of this Pay Versus Performance Disclosure. In general, “compensation actually paid” is calculated as total compensation set forth in the Summary Compensation Table, as adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). None of the NEOs participate in a defined benefit plan, so the following table does not include an adjustment for pension benefits. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to “Compensation actually paid” for purposes of the Pay Versus Performance Disclosure.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Neither the PEO nor the Non-PEO NEOs are accruing benefits under a pension plan for services rendered in the covered years, and therefore no additions are required for pension plan service cost in determining Compensation Actually Paid.
The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the periods indicated:

Year	Average Salary ($)	Average Bonus and Non-Equity Incentive Compensation ($)	Average Equity Compensation ($)	Average All Other Compensation ($)	Average Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($) (1)	Average Additions (Deductions) to Compensation Table Total ($) (2)	Average Compensation Actually Paid ($)
2024	401,810	370,000	228,261	10,629	1,010,700	(228,261)	368,144	1,150,583
2023	281,454	40,000	106,871	223,541	651,866	(106,871)	30,488	575,483
2022	430,177	62,500	1,270,832	30,315	1,793,824	(1,270,832)	(2,921,118)	(2,398,126)
______________
(1)    Represents the average grant date fair value of equity-based awards granted each year.
(2)    Reflects the average value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The equity component of compensation actually paid is further detailed in the supplemental table below.
The following table includes supplemental data for the additions and deductions resulting in equity component of Non-PEO NEOs Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Average Fair Value of Current Year Equity Awards Unvested and Outstanding at Fiscal Year End ($)	(Deductions) Additions for Average Change in Value of Prior Years’ Awards Unvested and Outstanding at Fiscal Year End ($)	Additions (Deductions) for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Additions of Average Fair Value as of the Vesting Date for Awards that are Granted and Vested in the Fiscal Year ($)	(Deductions) for Forfeited Prior Years’ Awards	Equity Value Included in Compensation Actually Paid ($)
2024	274,187	121,381	(27,424)	—	—	368,144
2023	166,767	(16,940)	(44,265)	—	(75,074)	30,488
2022	240,683	(2,722,030)	(689,770)	249,999	—	(2,921,118)

Compensation Actually Paid vs. Total Shareholder Return
The following charts are based on the information provided in the tables above to illustrate the relationships between the Company’s compensation actually paid to the PEO and the average compensation actually paid to the Company’s non-PEO NEOs, with (i) the Company’s net loss, and (ii) the Company’s cumulative total shareholder return.

Compensation Actually Paid vs. Net Income
The following charts are based on the information provided in the tables above to illustrate the relationships between the Company’s compensation actually paid to the PEO and the average compensation actually paid to the Company’s non-PEO NEOs, with (i) the Company’s net loss, and (ii) the Company’s cumulative total shareholder return.

Total Shareholder Return Amount	$ 14.75	10.10	27.78
Net Income (Loss)	$ (79,397,000)	(180,417,941)	(277,704,361)
PEO Name	Mr. Kohn
Additional 402(v) Disclosure	Assumes an initial investment of $100 in our Common Stock on January 1 of the listed year through the end of the listed year. Total return equals stock price appreciation plus reinvestment of any dividends (of which the Company had none for the listed years). Historical stock performance is not necessarily indicative of future stock performance.
PEO Salary	$ 852,838	852,238	851,710
PEO Bonus and Non-Equity Incentive Compensation	850,000	0	0
PEO Equity Compensation	652,174	1,013,063	1,785,649
PEO Other Compensation	9,754	9,754	1,080,554
Non-PEO NEO Salary	401,810	281,454	430,177
Non-PEO NEO Bonus and Non-Equity Incentive Compensation	370,000	40,000	62,500
Non-PEO NEO Equity Compensation	228,261	106,871	1,270,832
Non-PEO NEO Other Compensation	10,629	223,541	30,315
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(652,174)	(1,013,063)	(1,785,649)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,069,247	1,103,840	(18,508,174)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	783,392	1,657,748	499,546
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	457,521	(291,172)	(12,135,455)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,666)	(262,736)	(6,872,265)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(228,261)	(106,871)	(1,270,832)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368,144	30,488	(2,921,118)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,187	166,767	240,683
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,381	(16,940)	(2,722,030)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	249,999
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,424)	(44,265)	(689,770)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (75,074)	$ 0